Financial risk management (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	₨ 101,219	₨ 90,420
Trade and other receivables gross	103,066	91,898
Allowance account for credit losses of financial assets	(1,847)	(1,478)	₨ (1,451)
Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Allowance account for credit losses of financial assets	(1,847)	(1,478)
Financial assets past due but not impaired [member] | Neither Past Due [Member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	86,003	81,010
Not later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	14,623	9,070
Not later than one year [member] | Financial assets impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	141	0
Later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	905	467
Later than one year [member] | Financial assets impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	₨ 1,394	₨ 1,351